Employee benefits - Principal actuarial assumptions regarding defined benefit plans (Details) - year	Sep. 30, 2023	Sep. 30, 2022
U.K.
Disclosure of defined benefit plans [line items]
Discount rate	5.60%	4.95%
Future salary increases	0.33%	0.35%
Future pension increases	3.20%	3.30%
Inflation rate	3.39%	3.60%
Longevity at age 65 for current members, Males	22.0	22.0
Longevity at age 65 for current members, Females	23.8	23.8
Longevity at age 45 for current members, Males	23.4	23.3
Longevity at age 45 for current members, Females	25.3	25.3
France
Disclosure of defined benefit plans [line items]
Discount rate	4.20%	3.75%
Future salary increases	4.15%	3.77%
Future pension increases	0.00%	0.00%
Inflation rate	2.10%	2.20%
Germany
Disclosure of defined benefit plans [line items]
Discount rate	4.06%	4.07%
Future salary increases	2.50%	2.50%
Future pension increases	2.10%	2.10%
Inflation rate	2.00%	2.00%
Longevity at age 65 for current members, Males	21.0	21.0
Longevity at age 65 for current members, Females	24.0	24.0
Longevity at age 45 for current members, Males	24.0	23.0
Longevity at age 45 for current members, Females	26.0	26.0
Other
Disclosure of defined benefit plans [line items]
Discount rate	5.62%	5.43%
Future salary increases	2.76%	2.64%
Future pension increases	0.29%	0.42%
Inflation rate	3.46%	3.44%